Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
23.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the Company's assets (liabilities) that are measured at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Derivatives	—	—	15	15
Available-for-sale securities	2,050	—	—	2,050
Warrants and options liabilities	—	—	(2,086)	(2,086)

Total	2,050	—	(2,071)	(21)

	As of December 31, 2010
	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Available-for-sale securities	2,344	—	—	2,344
Derivatives (liabilities)	—	—	(571)	(571)

Total	2,344	—	(571)	1,773

The following tables present a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the years ended December 31, 2011 and 2010.

	Fair value measurements using significant unobservable inputs (Level 3)
Assets	Derivatives (assets)	Total
	US$	US$
Beginning balance as of January 1, 2010 and December 31, 2010	—	—
Purchases and issuances	—	—
Total gains or losses (realized/unrealized)	—	—
Included in earnings	15	15

Ending balance at December 31, 2011	15	15

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses related to assets still held at the reporting date
- For the year ended December 31, 2010	—	—

- For the year ended December 31, 2011	15	15

	Fair value measurements using significant unobservable inputs (Level 3)
Liabilities	Derivatives (liabilities)	Warrants and options liabilities	Total
	US$	US$	US$
Beginning balance at December 31, 2009	—	—	—
(Purchases)	(95)	—	(95)
Total gains or losses (realized/unrealized)
Included in earnings	(476)	—	(476)

Beginning balance at December 31, 2010	(571)	—	(571)
(Issuances) settlements	518	(4,009)	(3,491)
Total gains or losses (realized/unrealized)
Included in earnings	53	1,923	1,976

Ending balance at December 31, 2011	—	(2,086)	(2,086)

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses related to assets still held at the reporting date
- For the year ended December 31, 2010	(476)	—	(476)

- For the year ended December 31, 2011	53	1,923	1,976

The following table displays assets measured at fair value on a non-recurring basis; that is, the instrument is not measured at fair value on an ongoing basis but is subject to fair value adjustments in certain circumstances (for example, when the Company recognizes an impairment charge):

	As of December 31, 2011
	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$	US$
Property, plant and equipment:
Molds	—	—	2,324	2,324
Others	—	—	113	113

Total	—	—	2,437	2,437

Long-lived assets held and used with a carrying amount of $2,437 were written down to their fair value of nil, resulting in an impairment charge of $2,437, which was included in earnings for the year ended December 31, 2011.